Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations
Note 3 – Business Combinations
Business Combination — Reverse Recapitalization
The closing of the Business Combination occurred on May 4, 2021. In connection with the Business Combination:

•
Certain accredited investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors agreed to purchase 35,000,000 shares (the “PIPE Shares”) of the Company’s Class A Common Stock at a purchase price per share of $10.00 for an aggregate purchase price of $350.0 million (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the Closing of the Business Combination.

•
Prior to the Business Combination, the Company issued an aggregate of 11,500,000 shares of the Company’s Class B Common Stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. All outstanding Founder Shares were automatically converted into shares of the Company’s Class A Common Stock on a one-for-one
basis at the Closing and will continue to be subject to the transfer restrictions applicable to such shares of Founder Shares.

•
In connection with the Closing, holders of 2,672,690 shares of the Company’s Class A Common Stock exercised their rights for the Company to redeem their respective shares for cash at an approximate price of $10.00 per share, for an aggregate of approximately $26.7 million, which was paid to such holders at Closing.

•	Immediately after giving effect to the Merger and the PIPE Investment, there were 125,329,053 shares of the Company’s Class A Common Stock issued and outstanding.

•
The aggregate gross cash consideration received by the Company in connection with the Business Combination was $783 million, which consisted of proceeds of $350 million from the PIPE Investment, plus approximately $433 million of cash from the Company’s trust account that held the proceeds from the Company’s initial public offering (the “Trust Account”). The aggregate gross cash consideration received was reduced by $368 million, which consisted of cash payments made to the former shareholders of HydraFacial, and further reduced by an additional $57 million for the payment of direct transaction costs incurred by HydraFacial and the Company which were reflected as a reduction of proceeds. The Company used the net proceeds to repay all of its outstanding indebtedness at the Closing. The remainder of the consideration paid to the HydraFacial Stockholders consisted of 35,501,743 newly issued shares of Class A Common Stock (the “Stock Consideration”). The net cash received from the Business Combination was subject to a working capital adjustment of $0.9 million. The Company also issued 70,860 shares related to the working capital adjustment.

The following table reconciles the elements of the Business Combination to the Company’s Consolidated Statements of Cash Flows and the Consolidated Statements of Stockholders’ Equity (Deficit) for the year ended December 31, 2021:

(in thousands)	Recapitalization
Cash in trust, net of redemptions	$433,382
Cash — PIPE	350,000
Less: Cash paid out to Former Parent	(367,870)
Less: Transaction costs and advisory fees	(56,976)
Less: Cash paid out from net working capital adjustment related to acquisitions	(902)

Net Cash Received from Business Combination	$357,634

The number of shares of Class A Common Stock issued following the consummation of the Business Combination:

Number of Shares
Class A common stock outstanding prior to Business Combination	46,000,000
Less: Redemption of Vesper Class A Common Stock	(2,672,690)

Class A common stock of Vesper	43,327,310
Founder shares (Vesper Class B Common Stock)	11,500,000
PIPE Shares	35,000,000

Business Combination and PIPE shares	89,827,310
Legacy HydraFacial shares (1)	35,501,743
Working capital adjustment Class A Common Stock issued	70,860

Total Shares of Class A Common Stock after Business Combination	125,399,913

(1)
The number of Legacy HydraFacial shares was determined from the 54,358 shares of HydraFacial common stock outstanding immediately prior to the closing of the Business Combination multiplied by the Exchange Ratio of 653.109.

Business Acquisitions
On June 4, 2021, the Company acquired High Tech Laser, Australia Pty Ltd (“HTL”), a distributor of the Company’s products in Australia. On July 1, 2021, the Company acquired Wigmore Medical France (“Wigmore”), Ecomedic GmbH (“Ecomedic”) and Sistemas Dermatologicos Internacionales (“Sidermica”), distributors of the Company’s products in France, Germany and Mexico, respectively. Through these acquisitions, the Company plans to directly sell to the respective markets and improve services for its products.
The Company applied the acquisition method of accounting and established a new basis of accounting on the dates of the respective acquisitions. The assets acquired by the Company are accordingly measured at their estimated fair values as of the acquisition date. The goodwill arising from the acquisitions consists largely of the business reputation of the acquired company in the marketplace and its assembled workforce. The goodwill is not deductible for income tax purposes. The transaction costs for the acquisitions totaled $0.8 million.
The estimated fair values and preliminary purchase price allocation were based on information available at the time of acquisition and the Company continues to evaluate the underlying inputs and assumptions.
Accordingly, these preliminary estimates are subject to retrospective adjustments during the measurement period, not to exceed one year, based upon new information obtained about facts and circumstances that existed as of the date of acquisition. The Company is currently in the process of finalizing the preliminary fair value allocations, and expects this to be completed prior to June 30, 2022.
The following table summarizes the consideration and estimated preliminary fair values assigned to the assets acquired and liabilities assumed at the dates of acquisition for the Wigmore, Ecomedic and Sidermica acquisitions and summarizes the HTL acquisition after measurement period adjustments.

(in thousands)	HTL	Wigmore (2)	Ecomedic	Sidermica
Consideration paid:
Cash, net of cash acquired	$4,920	$1,757	$11,338	$4,881
Class A Common Stock issued (1)	1,557	456	6,513	815
Contingent consideration	—	783	—	—
Trade receivables due from seller	1,027	2,336	1,679	1,581
Notes payable to seller	—	—	2,153	—

	$7,504	$5,332	$21,683	$7,277

Identifiable assets acquired and liabilities assumed
Accounts receivable	$1,110	$2,079	$15	$1,657
Non-compete agreement	100	60	588	100
Customer relationships	2,696	2,276	5,487	2,700
Inventory and other assets	354	341	1,262	454
Accounts payable	(45)	(456)	(772)	—
Deferred tax liabilities, net	(675)	(842)	(1,834)	—
Accrued and other liabilities	(802)	(317)	(340)	—

Total identifiable net assets	2,738	3,141	4,406	4,911

Goodwill	$4,766	$2,191	$17,277	$2,366

(1)	Class A Common Stock issued as consideration for the acquisitions was 110,726, 28,157, 401,021 and 50,195 shares for HTL, Wigmore, Ecomedic and Sidermica, respectively.
(2)
During the fourth quarter of 2021, adjustments were made to the Wigmore valuation pertaining to contingent consideration and intangible assets. Goodwill was adjusted due to an increase of $0.3 million in contingent consideration and a decrease of $1.0 million in intangible assets.

Intangible assets acquired included customer relationships and non-compete
agreements. The valuation of the acquired intangible asset was estimated by performing projections of discounted cash flows, whereby revenues and costs associated with each intangible asset are forecasted to derive expected cash flow which is discounted to present value at discount rates commensurate with perceived risk. The valuation and projection process is inherently subjective and relies on significant unobservable inputs (Level 3 inputs). The weighted average amortization period of customer relationship was 5 years, while the non-compete
agreements are amortized over 3 years.